August 17, 2012

Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:	William Blair Funds (the “Registrant”)
File Nos. 33-17463 and 811-5344

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated August 16, 2012 and Statement of Additional Information dated August 16, 2012 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours, /s/ Michael J. Murphy Michael J. Murphy

MJM/